STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK  10038

September 29, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Karen L. Rossotto

Re:	BNY Mellon Absolute Insight Funds, Inc.
File Numbers: 811-23036; 333-202460

Ladies and Gentlemen:

On behalf of BNY Mellon Absolute Insight Funds, Inc. (the "Company"), transmitted for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), is Pre-Effective Amendment No. 1 (the "Amendment") to the Company's Registration Statement on Form N-1A (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") on March 3, 2015 for the purpose of registering one series of the Company, BNY Mellon Absolute Insight Multi-Strategy Fund (the "fund").

The Amendment is being filed in order to respond to comments of the staff (the "Staff") of the Commission on the Registration Statement that were provided to the undersigned by Karen L. Rossotto of the Staff via letter dated April 2, 2015 (the "Letter") and to make certain other revisions.  The prospectus for the Fund and the statement of additional information ("SAI") included in the Amendment are marked to indicate changes from those versions filed as part of the Registration Statement.

Our responses to the Staff's comments are below.  For the convenience of the Staff, and for completeness purposes, the Staff's comments have been restated in their entirety, and the response is set out immediately following each comment.  We have considered comments made by the Staff with respect to one section of the Registration Statement as applicable to similar disclosure elsewhere in the Registration Statement.  Capitalized terms used and not defined herein have the meanings ascribed to them in the Amendment.

Prospectus

Fees and Expenses

1.
Staff Comment:  In regard to the fee waiver described in footnote *** to the fee table, please confirm that the waiver will be in effect for at least one year following the effective date of the Registration Statement.  Please also disclose if anyone can terminate the waiver before that date (e.g., the Board) and under what circumstances.  If there is a provision for the adviser to recoup expenses waived/reimbursed, please describe the terms of the recoupment.  See Item 3, Instruction 3(e) of Form N-1A.  Please also confirm the waiver agreement will be attached to the Registration Statement as an exhibit.

Response:  As revised in the Amendment, the third footnote to the fee table now states that the referenced agreement (the "Expense Limitation Agreement") will remain in effect until December 1, 2016.  The Expense Limitation Agreement may only be terminated prior to the termination date noted upon termination of the Management Agreement between the Company, on behalf of the fund, and The Dreyfus Corporation ("Dreyfus").  Amounts waived or reimbursed by Dreyfus under the Expense Limitation Agreement are not subject to recoupment by Dreyfus.  The Expense Limitation Agreement will be filed prior to the effective date of the Registration Statement.

Principal Investment Strategy

2.
Staff Comment:  In the third line of the first paragraph, it states that "[t]he fund is designed to complement and diversify traditional equity and fixed-income portfolios [emphasis added]".  As the fund is characterized as non-diversified under the 1940 Act, please replace the word "diversify" here with an alternative term to avoid any confusion regarding the fund's non-diversified status.  Please make similar changes throughout the Registration Statement as appropriate.

Response:  The referenced sentence has been revised as follows:  "The fund is designed to complement traditional equity and fixed-income portfolios."  Similar changes have been made throughout the Amendment as appropriate.

3.
Staff Comment:  In the first line of the second paragraph it states that "[t]he fund is constructed, at both the portfolio level and strategy level… ."  It is unclear what this means.  Please clarify the disclosure in Plain English.

Response:  This statement has been removed.

4.
Staff Comment:  Also in the second paragraph it states that "[e]ach investment team manages an investment strategy within internal risk limits defined by the ARIC… ."  What are internal risk limits?  Please clarify the disclosure.

Response:  The reference to "within internal risk limits defined by the ARIC" has been removed.

5.
Staff Comment:  In this section, briefly explain in Plain English the more technical terms used to describe the strategies (e.g., what is meant by the term "directional exposure"?).  In general, please provide disclosure throughout the Summary in Plain English.  See General Instruction B.4(c) of Form N-1A.

Response:  The descriptions of the strategies have been revised to address the Staff's concerns regarding Plain English disclosure.

6.
Staff Comment:  Further, it is unclear how the Equity Market Neutral Strategy and how the Absolute Return Equity Strategy are different (other than the position sizing being larger in the Absolute Return Equity Strategy).  Please provide disclosure to distinguish these two strategies.

Response:  The descriptions of these strategies have been revised, including adding disclosure to distinguish the two strategies.

7.
Staff Comment:  In Absolute Return Emerging Market Debt Strategy, it states that "[t]his strategy also may provide exposure to investment opportunities outside of emerging market countries that are similar to those associated with emerging market issuers… ."  Please disclose how the fund would do this.

Response:  The referenced sentence has been revised as follows:  "The portfolio managers for this strategy have the flexibility, to a limited extent, to take advantage of investment opportunities outside of emerging market countries and take positions with respect to issuers that have characteristics similar to those associated with emerging market issuers… ."

8.
Staff Comment:  In Absolute Return Credit Strategy, it is unclear what the phrases "across the credit spectrum" and "predominately within corporate credit" mean.  Please clarify the disclosure in Plain English.

Response:  The phrase "predominately within corporate credit" has been removed, and the phrase "across the credit spectrum" has been revised to refer to "various debt instruments of different credit quality."

9.
Staff Comment:  In Currency Strategy, in the second line, it states that the fund "may concentrate its exposure to a limited number of currencies".  As the fund is not concentrated, as that term is defined under the 1940 Act, to avoid confusion, please replace the word "concentrate" here with an alternative term.

Response:  The referenced phrase has been revised as follows:  "…and, at times, may take positions in a limited number of these currencies."

10.
Staff Comment:  In the paragraph following Currency Strategy, it states that "[t]he fund's sub-adviser also has the discretion, subject to the approval of the fund's board, to add additional strategies or asset classes, and to change the investment ranges, when the ARIC deems it necessary."  Please confirm to us that any new strategies or investments will not present any additional risks that are not disclosed in the fund's prospectus.

Response:  We have confirmed with fund management that any new strategies or investments currently not described in the prospectus that would present any additional risks that are not disclosed in the fund's prospectus would not be implemented until appropriate disclosure has been included in the fund's prospectus.

11.
Staff Comment:  In the last paragraph in this section, it states that the fund will use credit default swaps.  Please confirm to us that to the extent the fund acts as the seller in credit default swap agreements, the fund will cover the full notional amount of the transaction.

Response:  We have been advised by fund management that, if the fund enters into credit default swap agreements as a seller of credit protection, it will segregate liquid assets equal in value to the full notional value of these swaps.  Applicable disclosure has been added to the fund's prospectus.

12.
Staff Comment:  Also in the last paragraph, it states that "there is no limit to the amount of the fund's assets that may be invested in derivative instruments."  Please clarify, as appropriate, that, although the fund has no policy limiting its use of derivatives, the fund's use of derivatives is subject to limits under the 1940 Act.

Response:  The referenced disclosure has been revised as follows:  "Each investment strategy may actively use derivatives to the extent permitted under the Investment Company Act of 1940, as amended."

Principal Risks

13.
Staff Comment:  In Derivatives Risk, please tailor this disclosure to focus on the risks associated with the specific derivatives the fund uses as a principal investment strategy.  In general, please review the adequacy of the disclosure concerning derivatives throughout the registration statement, and make appropriate revisions, in light of the observations set forth in the letter from Barry Miller, Associate Director, Division of Investment Management, to Karrie McMillan, General Counsel, Investment Company Institute, July 30, 2010 (at http://www.sec.gov/divisions/investment/guidance/ici07010.pdf).

Response:  Derivatives risk does specifically describe the risks presented by the derivatives in which the fund may invest as a principal investment strategy, including listing specific types of over-the-counter derivatives and the particular risks presented by these instruments, such as counterparty risk.

14.
Staff Comment:  In Leverage Risk there is a reference to lending portfolio securities.  As it is stated later in the prospectus (in Fund Details – Goal and Approach) that securities lending is not a principal strategy of the fund, please remove the reference to securities lending from this section.

Response:  The reference to lending portfolio securities has been removed.

Portfolio Manager

15.	Staff Comment: Please disclose that each member of the ARIC referenced in this section is jointly and primarily responsible in managing the fund. See Item 5.b. Instruction 2 of Form N-1A.

Response:  While we include this disclosure for a number of funds advised by Dreyfus, the statement is not appropriate for the fund because each portfolio manager has distinct responsibilities.  Sonja Uys has day-to-day responsibility for investment allocation decisions to the fund's strategies, for which the primary portfolio managers are:  Andrew Cawker (equity market neutral and absolute return equity strategies), Colm McDonagh (absolute return emerging market debt strategy), Alex Veroude (absolute return credit strategy), Neil Walker (absolute return dynamic opportunities strategy) and Paul Lambert (currency strategy).  We believe the disclosure is responsive to Item 5.b. of Form N-1A.

Fund Details – Goal and Approach

16.
Staff Comment:  In general, please revise the disclosure in this section to focus on the securities the fund uses as its principal investments – securities that are disclosed in Principal Investment Strategy.  Securities the fund uses as non-principal investments may be disclosed, but should be clearly distinguished as being non-principal and should be of lesser prominence; for example, disclosure concerning these securities could be included at the end of this section.

Response:  The disclosure has been revised to better identify the securities the fund uses as its principal investments.

Management

17.
Staff Comment:  In the fifth paragraph in this section, it states that "Dreyfus has applied for an exemptive order from the SEC, which would replace the existing order, and upon which the fund may rely, that would permit Dreyfus… to hire and replace one or more sub-advisers that are either unaffiliated or affiliated with Dreyfus…without obtaining shareholder approval [emphasis added]."  The use of the phrase "and upon which the fund may rely" indicates the fund may rely on the requested order that has not been granted.  Please revise as appropriate to indicate the fund may not rely on the Order until it is granted.  Please also disclose that there is no guarantee the Order will be granted.

Response:   The referenced disclosure has been revised as follows:  "Dreyfus has applied for an exemptive order from the SEC, which would replace the existing order, and, upon which the fund may rely if granted by the SEC, that would permit Dreyfus… to hire and replace one or more sub-advisers that are either unaffiliated or affiliated with Dreyfus… without obtaining shareholder approval. … There is no guarantee that the requested order will be granted by the SEC."

Performance Information for Related Accounts

18.
Staff Comment:  In the second paragraph it states that "[t]he performance figures for the Related Account Composite reflect the deduction of management fees and other expenses of the Related Accounts during the periods shown… ."  Please confirm to us that the performance of the Related Accounts is shown net of all fees and expenses, including any sales loads.

Response:  The referenced language in the second paragraph has been revised as follows:  "The performance figures for the Related Account Composite reflect the deduction of all management fees and performance fees charged to investors in the Related Accounts, and other expenses (excluding taxes) of the Related Accounts during the periods shown, and not the management fee and other expenses payable by the fund.  Actual fees charged to investors in the Related Accounts vary and are available upon request from Insight."   Please also note following language from the second paragraph:  "In addition, certain of the fund's share classes are subject to a sales load and the fund's total operating expenses are expected to be higher than those of the Related Accounts; if the applicable fund sales loads and the fund's expenses were reflected, the performance shown would be lower."

* * * * *

We plan to request acceleration of the effectiveness of the Registration Statement with respect to the fund to November 6, 2015 and in connection therewith will provide written requests for acceleration as referenced in the Letter.

We hope the Staff finds that this letter and the revisions to the prospectus and SAI are responsive to the Staff's comments.  Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.5698.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson

cc:           Janna Manes